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                                             OMB  APPROVAL
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                                             SEC  FILE  NUMBER  000-14919
                                             CUSIP  NUMBER  62473N404

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 12B-25

                           NOTIFICATION OF LATE FILING

(CHECK  ONE)
  X    FORM 10-K      FORM  20-F    FORM  11-K     FORM 10-Q      FORM  N-SAR

                  FOR  PERIOD  ENDED  JUNE 30, 2002
                                     ---------------------
                  __  TRANSITION  REPORT  ON  FORM  10-K  AND  FORM  10-KSB
                  __  TRANSITION  REPORT  ON  FORM  20-F
                  __  TRANSITION  REPORT  ON  FORM  11-K
                  __  TRANSITION  REPORT  ON  FORM  10-Q  AND  FORM  10-QSB
                  __  TRANSITION  REPORT  ON  FORM  N-SAR
                  FOR  THE  TRANSITION  PERIOD  ENDED: ___________________

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            READ INSTRUCTIONS (ON BACK PAGE) BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.
    NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS
                   VERIFIED ANY INFORMATION CONTAINED HEREIN.
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     IF  THE  NOTIFICATION  RELATES  TO  A  PORTION OF THE FILING CHECKED ABOVE,
IDENTIFY  THE  ITEM(S)  TO  WHICH  THE  NOTIFICATION  RELATES:
______________________________________________________________________________

PART I - REGISTRANT INFORMATION
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Full  Name  of  Registrant
MTN Holdings, Inc.
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Former  Name  if  Applicable
31 West 47th Street
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Address  of  Principal  Executive  Office  (Street  and  Number)
New York, New York 10036
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City,  State  and  Zip  Code

PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

     (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
 [X] (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
     (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

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PART III - NARRATIVE

Indicate below in reasonable detail the reasons why the Form 10-K, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period. (Attach Extra Sheets if Needed)

     The Registrant's Annual Report on Form 10-KSB (the "Annual Report") for the fiscal year ended June 30, 2002 could not be filed within the prescribed time period because the Registrant, who has a small accounting staff, has devoted substantial time and efforts to recent business matters affecting the Registrant. As a result, the Registrant has been unable to finalize the Annual Report for the fiscal year ended June 30,2002.

PART IV - OTHER INFORMATION

(1)   Name  and  telephone  number  of  person  to  contact  in regard to this notification
              Mitchell S. Nussbaum       212             407-4159
        ----------------------------- --------      ------------------
                    (Name)           (Area Code)     (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter) period that the registrant was required to file such reports) been filed? If answer is no, identify report(s).

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(3)     Is  it  anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
[ ] Yes  [X]  No

     If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

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                               MTN Holdings, Inc.
                    ----------------------------------------
                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:   October 1, 2002                 By: /s/ Isaac Nussen

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

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                                      ATTENTION

INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS (SEE 18 U.S.C. 1001).
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                              GENERAL INSTRUCTIONS

     1. This form is required by Rule 12b-25 (17 CFR 240.12b-25) of the General Rules and Regulations under the Securities Exchange Act of 1934.

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     2.   One  signed  original  and  four  conformed  copies  of  this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, D.C. 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of public record in the Commission files.

     3. A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

     4. Amendments to the notifications must also be filed on form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.






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